UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-01311
                                                     --------------------
                            THE GABELLI MATHERS FUND
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              ONE CORPORATE CENTER,
                            RYE, NEW YORK 10580-1422
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 BRUCE N. ALPERT
                               GABELLI FUNDS, LLC
                              ONE CORPORATE CENTER,
                            RYE, NEW YORK 10580-1422
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------
                   Date of fiscal year end: DECEMBER 31, 2003
                                            -----------------
                     Date of reporting period: JUNE 30, 2003
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                            THE GABELLI MATHERS FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2003


TO OUR SHAREHOLDERS,

      We are changing the way we provide portfolio managers' commentary to shareholders of our Funds. Our shareholder reports have typically contained commentary on each portfolio manager's assessment of the stock market, individual stocks and how economic events affect their thinking in managing a specific Fund. We have always provided details about performance and presented returns, both good and bad, hopefully in a clear and concise fashion. These comments have been included as part of each Fund's quarterly, semi-annual, and annual financial statements.

      The Sarbanes-Oxley Act's new corporate governance regulations now require a Fund's principal executive and financial officers to certify the entire contents of shareholder reports in a filing with the Securities and Exchange Commission on form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we are removing their commentary from the financial statements and sending it to you separately. As a result, this commentary will no longer be considered part of a Fund's financial report and therefore will not be subject to the officers' certifications.

      We trust that you understand that our approach is an unintended consequence of the ever-increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these new regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives than other public companies.

                                             Sincerely yours,




                                             /S/ BRUCE N. ALPERT
                                             Bruce N. Alpert
                                             Chief Operating Officer
August 8, 2003                               Gabelli Funds, LLC

THE GABELLI MATHERS FUND
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
      SHARES                           COST         VALUE
      ------                           ----        ------
              COMMON STOCKS -- 0.5%
              AEROSPACE -- 0.3%
       6,000  Veridian Corp.+ .....$   208,310  $   209,340
                                   -----------  -----------
              BUSINESS SERVICES -- 0.0%
         500  Quintiles
                Transnational Corp.+     7,120        7,095
                                   -----------  -----------
              FINANCIAL SERVICES -- 0.0%
       2,000  Factual Data Corp.+ .     34,860       34,760
                                   -----------  -----------
              FINANCIAL SERVICES: BANKS -- 0.0%
         500  Port Financial Corp.      26,900       26,940
                                   -----------  -----------
              FOOD AND BEVERAGE -- 0.1%
         500  Dreyer's Grand Ice Cream
                Holdings Inc.,
                Cl. A .............     39,595       39,260
                                   -----------  -----------
              REAL ESTATE -- 0.1%
       1,000  Chateau Communities
                Inc. ..............     29,940       29,590
       1,000  Insignia Financial
                Group Inc.+ .......     11,140       11,110
                                   -----------  -----------
                                        41,080       40,700
                                   -----------  -----------
              TOTAL COMMON STOCKS .    357,865      358,095
                                   -----------  -----------

   PRINCIPAL
    AMOUNT
   ---------
              U.S. GOVERNMENT OBLIGATIONS -- 91.4%
 $70,000,000  U.S. Treasury Bill,
                1.020%++,
                07/03/03 (c) ...... 69,996,034   69,996,034
                                   -----------  -----------
              REPURCHASE AGREEMENTS -- 8.4%
   1,414,501  State Street Bank & Trust Co.,
                1.080%, dated 06/30/03,
                due 07/01/03, proceeds
                at maturity,
                $1,414,544 (a) ....  1,414,501    1,414,501
   5,000,000  Warburg Dillon Reed,
                1.090%, dated 06/30/03,
                due 07/01/03, proceeds
                at maturity,
                $5,000,151 (b) ....  5,000,000    5,000,000
                                   -----------  -----------
              TOTAL REPURCHASE
                AGREEMENTS ........  6,414,501    6,414,501
                                   -----------  -----------
              TOTAL INVESTMENTS --
                100.3% ............$76,768,400   76,768,630
                                   ===========
              OTHER ASSETS AND
                LIABILITIES (NET) -- (0.3)% ...    (240,379)
                                                -----------
              NET ASSETS -- 100.0% ............ $76,528,251
                                                ===========

                                                   MARKET
      SHARES  COMMON STOCKS          PROCEEDS       VALUE
      ------  -------------          --------      ------
              SECURITIES SOLD SHORT
       1,000  Carnival Corp. ......$   (25,859) $   (32,510)
       3,000  Diamonds Trust ......   (255,343)    (269,730)
       5,000  Ford Motor Co. ......    (57,225)     (54,950)
       1,000  Gap Inc. (The) ......    (16,949)     (18,760)
       5,000  Harley-Davidson Inc.    (207,760)    (199,300)
       2,000  Home Depot Inc. .....    (57,782)     (66,240)
       1,000  La-Z-Boy Inc. .......    (21,459)     (22,380)
       1,000  McDonald's Corp. ....    (17,099)     (22,060)
       1,000  NIKE, Inc., Cl. B ...    (53,092)     (53,490)
       2,000  Polaris
                Industries Inc. ...   (112,595)    (122,800)
       1,000  Research in
                Motion Ltd.+ ......    (18,969)     (21,610)
       2,000  Sherwin-Williams Co.     (55,217)     (53,760)
      13,000  Standard & Poor's
                Depository Receipts (1,297,979)  (1,269,190)
       4,000  Starbucks Corp.+ ....    (96,751)     (98,080)
      30,000  Tiffany & Co. .......   (710,224)    (980,400)
       4,000  Toro Co. ............   (128,296)    (159,000)
                                   -----------  -----------
              TOTAL SECURITIES
                SOLD SHORT ........$(3,132,600) $(3,444,260)
                                   ===========  ===========


----------------
              For Federal tax purposes:
              Aggregate cost ...................$76,768,400
                                                ===========
              Gross unrealized appreciation ....$     1,070
              Gross unrealized depreciation ....       (840)
                                                -----------
              Net unrealized appreciation/
                 (depreciation) ................$       230
                                                ===========
----------------
 (a) Collateralized by U.S. Treasury Bond, 7.625%, due 02/15/25, market value $1,424,375.
 (b) Collateralized by U.S. Treasury Bond, 1.75%, due 12/31/04, market value $5,044,531.
 (c) At June 30, 2003, $18,000,000 of the principal amount was pledged as collateral for short sale securities.
   +  Non-income producing security.
   ++ Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

                            THE GABELLI MATHERS FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $70,353,899) ..     $  70,354,129
  Repurchase Agreements, at value
    (cost $6,414,501) .......................         6,414,501
  Cash ......................................            41,733
  Deposit at Brokers ........................           298,809
  Dividends and interest receivable .........               744
  Receivable for investments sold ...........         3,132,600
  Other assets ..............................             3,501
                                                  -------------
  TOTAL ASSETS ..............................        80,246,017
                                                  -------------
LIABILITIES:
  Securities sold short (proceeds $3,132,600)         3,444,260
  Payable for investments purchased .........           108,475
  Dividends payable on securities sold short              7,153
  Payable for investment advisory fees ......            63,052
  Payable for distribution fees .............            15,763
  Other accrued expenses and liabilities ....            79,063
                                                  -------------
  TOTAL LIABILITIES .........................         3,717,766
                                                  -------------
  NET ASSETS applicable to 7,132,837
    shares outstanding ......................     $  76,528,251
                                                  =============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at par value     $   7,132,837
  Additional paid-in capital ................       117,251,011
  Accumulated net investment income .........          (174,689)
  Accumulated net realized gain/(loss)
    on investments ..........................       (47,369,478)
  Net unrealized appreciation/(depreciation)
    on securities sold short ................          (311,660)
  Net unrealized appreciation/(depreciation)
    on investments ..........................               230
                                                  -------------
  NET ASSETS ................................     $  76,528,251
                                                  =============
  NET ASSET VALUE, offering and redemptions price
    per share (76,528,251 (DIVIDE) 7,132,837
    shares outstanding;100,000,000 shares
    authorized of $1.00 par value)                       $10.73
                                                         ======


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends ................................................... $     808
  Interest ....................................................   440,000
  Other Income ................................................     8,038
                                                                ---------
  TOTAL INVESTMENT INCOME .....................................   448,846
                                                                ---------
EXPENSES:
  Investment advisory fees ....................................   388,342
  Distribution fees ...........................................    97,086
  Trustees' fees ..............................................    27,019
  Shareholder services fees ...................................    18,897
  Custodian fees ..............................................    18,308
  Shareholder communications expenses .........................    16,030
  Legal and audit fees ........................................    13,862
  Registration fees ...........................................    11,032
  Dividends on securities sold short ..........................    11,248
  Miscellaneous expenses ......................................    21,711
                                                                ---------
  TOTAL EXPENSES ..............................................   623,535
                                                                ---------
  NET INVESTMENT LOSS .........................................  (174,689)
                                                                ---------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS AND SECURITIES SOLD SHORT:
  Net realized gain/(loss) on investments .....................  (134,330)
  Net realized gain/(loss) on securities sold short ...........   111,582
  Net change in unrealized appreciation/
    (depreciation) on investments and securities sold short ...  (420,111)
                                                                ---------
  NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
    INVESTMENTS AND SECURITIES SOLD SHORT .....................  (442,859)
                                                                ---------
  NET INCREASE/(DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ................................. $(617,548)
                                                                =========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    SIX MONTHS ENDED
                                                                      JUNE 30, 2003       YEAR ENDED
                                                                       (UNAUDITED)    DECEMBER 31, 2002
                                                                    ----------------  -----------------
OPERATIONS:
  Net investment income/(loss) ..................................     $   (174,689)     $     (1,706)
  Net realized gain/(loss) on investments .......................         (134,330)      (12,725,118)
  Net realized gain/(loss) on securities sold short .............          111,582           285,919
  Net change in unrealized appreciation/(depreciation) on
    investments and securities sold short .......................         (420,111)        1,274,536
                                                                      ------------      ------------
  NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         (617,548)      (11,166,369)
                                                                      ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income .........................................               --                --
                                                                      ------------      ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...........................               --                --
                                                                      ------------      ------------
SHARE TRANSACTIONS:
  Net increase/(decrease) in net assets from shares
     of beneficial interest transactions ........................       (3,681,380)       (5,899,570)
                                                                      ------------      ------------
  NET DECREASE IN NET ASSETS ....................................       (4,298,928)      (17,065,939)
                                                                      ------------      ------------
NET ASSETS:
  Beginning of period ...........................................       80,827,179        97,893,118
                                                                      ------------      ------------
  End of period .................................................     $ 76,528,251      $ 80,827,179
                                                                      ============      ============

                 See accompanying notes to financial statements.

THE GABELLI MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Mathers Fund (the "Fund") was organized on June 17, 1999 as a Delaware business trust. The Fund commenced investment operations on October 1, 1999 as the successor to the Mathers Fund, Inc. (the "Mathers Fund") which was organized on March 31, 1965 as a Maryland corporation. The Mathers Fund commenced investment operations on August 19, 1965. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees so determines, by such other method as the Board of Trustees shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines such does not reflect the securities fair value, in which case these securities will be valued at their fair value as determined by the Board of Trustees. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Trustees. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund

THE GABELLI MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. At June 30, 2003, there were no open futures contracts.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

SECURITIES SOLD SHORT. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. Securities sold short at June 30, 2003 are reflected in the Portfolio of Investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

THE GABELLI MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2002 of $47,346,730. This capital loss carryforward is available to reduce future distributions of net capital gains to shareholders. $4,819,701 of the loss carryforward is available through 2003; $22,226,886 is available through 2004; $7,869,968 is available through 2006; and $12,430,175 is available through 2010.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Trustees of the Fund who are its affiliates.

4. DISTRIBUTION PLAN. On October 1, 1999, the Fund's Board of Trustees adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. For the six months ended June 30, 2003, the Fund incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $97,086, or 0.25% of average daily net assets, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2003, other than short term securities, aggregated $8,773,466 and $8,734,147, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2003, the Fund paid brokerage commissions of $5,805 to Gabelli & Company, Inc.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. For the six months ended June 30, 2003, the Gabelli Mathers Fund reimbursed the Adviser $17,400 in connection with the cost of computing the Fund's net asset value.

7. SHARES OF BENEFICIAL INTEREST. Transactions in shares of beneficial interest were as follows:

                                                            SIX MONTHS ENDED                     YEAR ENDED
                                                              JUNE 30, 2003                   DECEMBER 31, 2002
                                                       --------------------------      ----------------------------
                                                        SHARES          AMOUNT            SHARES          AMOUNT
                                                       --------       -----------      ----------      ------------
Shares sold ..........................................  215,617       $ 2,323,317         729,693      $  8,237,339
Shares issued upon reinvestment of dividends .........       --                --              --                --
Shares redeemed ...................................... (557,226)       (6,004,697)     (1,246,765)      (14,136,909)
                                                       --------       -----------      ----------      ------------
    Net decrease ..................................... (341,609)      $(3,681,380)       (517,072)     $ (5,899,570)
                                                       ========       ===========      ==========      ============

THE GABELLI MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS. Selected data for a share of beneficial interest outstanding throughout each period:

                                          SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2003   -----------------------------------------------------------
                                             (UNAUDITED)      2002         2001         2000         1999(A)     1998
                                          ----------------  --------     --------      -------      -------     ------
OPERATING PERFORMANCE:
   Net asset value, beginning of period ....  $ 10.81       $ 12.25      $ 12.05      $ 11.94      $ 11.73      $ 13.06
                                              -------       -------      -------      -------      -------      -------
   Net investment income/(loss) ............    (0.02)        (0.00)*       0.30         0.49         0.46         0.58
   Net realized and unrealized
     gain/(loss) on investments ............    (0.06)        (1.44)        0.21         0.11         0.21        (1.26)
                                              -------       -------      -------      -------      -------      -------
   Total from investment operations ........    (0.08)        (1.44)        0.51         0.60         0.67        (0.68)
                                              -------       -------      -------      -------      -------      -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ...................       --            --        (0.31)       (0.49)       (0.46)       (0.65)
                                              -------       -------      -------      -------      -------      -------
   Total distributions .....................       --            --        (0.31)       (0.49)       (0.46)       (0.65)
                                              -------       -------      -------      -------      -------      -------
   NET ASSET VALUE, END OF PERIOD ..........  $ 10.73       $ 10.81      $ 12.25      $ 12.05      $ 11.94      $ 11.73
                                              =======       =======      =======      =======      =======      =======
   Total return+ ...........................  (0.74)%      (11.76)%        4.25%        5.02%        5.73%      (5.21)%
                                              =======       =======      =======      =======      =======      =======
RATIOS TO AVERAGE NET ASSETS
   AND SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) ....  $76,528       $80,827      $97,893      $99,855     $104,693     $108,548
   Ratio of net investment income/(loss)
     to average net assets .................  (0.45)%(c)    (0.00)%        2.45%        3.79%        3.50%        4.56%
   Ratio of operating expenses
     to average net assets .................    1.61%(b)(c)   1.63%(b)     1.35%(b)     1.34%(b)     1.24%(b)     1.16%(b)
   Portfolio turnover rate .................     254%          776%        1013%         977%         922%          67%

--------------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) Gabelli Funds, LLC became the sole investment adviser of the Fund on October 1, 1999.
(b) The Fund incurred dividend expense on securities sold short for the six months ended June 30, 2003 and the years ended December 31, 2002, 2001, 2000, 1999 and 1998. If the dividend expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.58%, 1.63%, 1.33%, 1.31%, 1.24%, and 1.12%, respectively.
(c) Annualized.
*   Amount is less than $0.005 per share.

                 See accompanying notes to financial statements.

                            THE GABELLI MATHERS FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.
                                BOARD OF TRUSTEES

   Mario J. Gabelli, CFA                         Anthony R. Pustorino
   CHAIRMAN AND CHIEF                            CERTIFIED PUBLIC ACCOUNTANT
   INVESTMENT OFFICER                            PROFESSOR, PACE UNIVERSITY
   GABELLI ASSET MANAGEMENT INC.

   E. Val Cerutti                                Werner J. Roeder, MD
   CHIEF EXECUTIVE OFFICER                       VICE PRESIDENT/MEDICAL AFFAIRS
   CERUTTI CONSULTANTS, INC.                     LAWRENCE HOSPITAL CENTER

   Anthony J. Colavita                           Henry G. Van der Eb, CFA
   ATTORNEY-AT-LAW                               PRESIDENT AND CHIEF
   ANTHONY J. COLAVITA, P.C.                     EXECUTIVE OFFICER
                                                 THE GABELLI MATHERS FUND

   Vincent D. Enright                            Anthonie C. van Ekris
   FORMER SENIOR VICE PRESIDENT                  MANAGING DIRECTOR
   AND CHIEF FINANCIAL OFFICER                   BALMAC INTERNATIONAL, INC.
   KEYSPAN ENERGY CORP.

   Karl Otto Pohl
   FORMER PRESIDENT
   DEUTSCHE BUNDESBANK

                         OFFICERS AND PORTFOLIO MANAGER

   Henry G. Van der Eb, CFA                      Anne E. Morrissy, CFA
   PRESIDENT AND                                 EXECUTIVE VICE PRESIDENT
   PORTFOLIO MANAGER

   Bruce N. Alpert                               James E. McKee
   EXECUTIVE VICE PRESIDENT                      VICE PRESIDENT
   AND TREASURER                                 AND SECRETARY

   Heidi M. Stubner                              Edith L. Cook
   VICE PRESIDENT                                VICE PRESIDENT
                                   DISTRIBUTOR
                             Gabelli & Company, Inc.
                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company
                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Mathers Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB1726Q203SR


[GRAPHIC OMITTED]
PICTURE OF MARIO GABELLI

                         THE
                         GABELLI
                         MATHERS
                         FUND
                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2003




ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).




(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) THE GABELLI MATHERS FUND
            -------------------------------------------------------------

By (Signature and Title)*  /S/ BRUCE N. ALPERT
                           ----------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       09/03/03
     --------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ BRUCE N. ALPERT
                           ----------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       09/03/03
     --------------------------------------------------------------------


By (Signature and Title)*  /S/ GUS A. COUTSOUROS
                           ----------------------------------------------
                           Gus A. Coutsouros, Principal Financial Officer

Date                       09/03/03
     --------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.